Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2019	2020
Short-term borrowings:
Bank loan (i)	188,000	1,550,000
Convertible notes (ii)	697,620	—
Current portion of long-term bank loan (iii)	322,436	380,560
Long-term borrowings:
Bank loan (iii)	950,154	303,822
Convertible notes (ii)	5,784,984	5,196,507
Loan from joint investor (iv)	419,660	437,950
Total	8,362,854	7,868,839

				As of December 31, 2019			As of December 31, 2020
					Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	May 17, 2017	Bank of Nanjing	May 17, 2022	475,382	200,000	275,382	275,382	200,000	75,382
2	September 28, 2017	China Merchants Bank	September 14, 2021	96,000	8,000	88,000	88,000	88,000	—
3	February 2, 2018	China CITIC Bank	February 1, 2021	44,500	10,000	34,500	34,500	34,500	—
4	August 17, 2018	China CITIC Bank	March 7, 2021	49,500	10,000	39,500	39,500	39,500	—
5	November 30, 2018	Bank of Shanghai	November 30, 2021	4,102	1,014	3,088	—	—	—
6	December 24, 2018	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	—	—	—
7	January 3, 2019	Bank of Shanghai	November 30, 2021	16,145	3,855	12,290	—	—	—
8	January 10, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	—	—	—
9	January 17, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	—	—	—
10	January 24, 2019	Bank of Shanghai	November 30, 2021	28,257	6,743	21,514	—	—	—
11	March 25, 2019	Bank of Shanghai	November 30, 2021	128,353	28,862	99,491	—	—	—
12	March 27, 2019	Bank of Shanghai	November 30, 2021	42,777	9,631	33,146	—	—	—
13	March 29, 2019	Hankou Bank	March 29, 2022	199,000	2,000	197,000	197,000	2,000	195,000
14	June 26, 2019	Bank of Shanghai	November 30, 2021	18,072	3,855	14,217	—	—	—
15	September 11, 2019	Bank of Shanghai	November 30, 2021	73,587	15,391	58,196	—	—	—
16	December 24, 2020	Bank of Shanghai	December 24, 2023	—	—	—	50,000	16,560	33,440
	Total			1,272,590	322,436	950,154	684,382	380,560	303,822